Federated Investors
[GRAPHIC]
Federated Municipal Opportunities Fund, Inc.

12TH ANNUAL REPORT
AUGUST 31, 1998

ESTABLISHED 1987

PRESIDENT'S MESSAGE

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 12th annual report. As of August 31, 1998, the fund's assets totaled $480 million, and were invested across 170 tax-free securities issued by municipalities in 33 states.

This report covers the 12-month reporting period from September 1, 1997 through August 31, 1998. It begins with a discussion with Mary Jo Ochson, Senior Vice President, Federated Advisers, who co- manages the fund with J. Scott Albrecht, Vice President, Federated Advisers. Their comments cover the municipal market, the fund's performance and investment strategy.

Following the discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's municipal bond holdings, and third is the publication of the fund's financial statements.

It has been a good environment for the municipal bond market and for Federated Municipal Opportunities Fund, Inc. shareholders. Inflation remains low, and municipal bond yields are at historically high levels as compared to Treasury bonds. Considering the fund's federal tax-free advantage, this environment offers tax-sensitive investors a considerable yield.* The fund's 30- day current SEC yield for Class A Shares on August 31, 1998 was 4.33%, based on offering price.** This is the equivalent of a 7.17% yield on a taxable bond investment for someone in the 39.60% federal income tax bracket, and equivalent to taxable yields of 6.28% and 6.77% for investors in the 31% and 36% tax brackets, respectively.***

 * State, local, and federal alternative minimum taxes may apply.

 ** The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of August 31, 1998 for Class B, C, and F Shares were 3.79%, 3.79%, and 4.49%, respectively, based on offering price.

 *** The taxable yield equivalents, based on offering price, for investors in the 31%, 36%, and 39.60% federal tax brackets were as follows: Class B Shares-5.49%, 5.92%, and 6.27%, respectively; Class C Shares-5.49%, 5.92%, and 6.27%, respectively; and Class F Shares-6.51%, 7.02%, and 7.43%, respectively.

Over the past 12 months, the fund produced a competitive total return due to a healthy monthly income stream and an increase in share price. Individual share class total return performance including income dividends follows.+
                TOTAL       INCOME            NET ASSET
               RETURN   DISTRIBUTIONS       VALUE INCREASE
Class A Shares  8.91%       $0.56      $10.67 to  $11.04 = 3.47%
Class B Shares  8.08%       $0.47      $10.66 to  $11.03 = 3.47%
Class C Shares  8.11%       $0.48      $10.66 to  $11.03 = 3.47%
Class F Shares  8.91%       $0.56      $10.67 to  $11.04 = 3.47%

Thank you for entrusting a portion of your wealth in Federated Municipal Opportunities Fund, Inc. You are one of approximately 12,000 shareholders who earn monthly investment income free from federal tax. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends to compound tax-free. As always, we welcome your comments and suggestions. Sincerely, [GRAPHIC]

Richard B. Fisher
President
October 15, 1998
 + Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns, based on offering price, for the 12-month period for Class A, B, C, and F Shares were 4.04%, 2.30%, 7.03%, and 6.73%, respectively.

INVESTMENT REVIEW
[GRAPHIC]
Mary Jo Ochson
Senior Vice President
Federated Advisers

[GRAPHIC]
J. Scott Albrecht
Vice President
Federated Advisers

[GRAPHIC]
WHAT IS YOUR REVIEW OF THE MUNICIPAL BOND MARKETPLACE OVER THE 12-MONTH REPORTING PERIOD ENDED AUGUST 31, 1998?

The municipal bond market generated solid returns over the previous year thanks to modest price appreciation and attractive coupon income. The Lehman Brothers Municipal Bond Index,* a good measure of the overall municipal market, produced an 8.65% total return over the 12-month period ended August 31, 1998. Two-thirds of this return was generated from coupon income with the remainder from price appreciation. Municipal interest rates, as represented by the Bond Buyer 40 Index,* dropped from 5.53% to 5.12% over the reporting period.

[GRAPHIC]
WHY DIDN'T MUNICIPAL YIELDS DECLINE AS MUCH AS TAXABLE YIELDS?

There are two main reasons. First, there was a tremendous increase in the supply of municipal securities during the first eight months of 1998. Market strategists believe that municipal issuance for 1998 could exceed $300 billion, which would be an all-time record. Second, the turmoil in the international markets, particularly the problems in the Asian, Russian, and Latin American economies, have contributed to a global "flight to quality" that has benefited Treasuries. Although municipal bonds are of very high credit quality, the flight to quality demand is from foreign buyers who are exempt from U.S. taxation. As of August 31, 1998, municipal bonds were trading at historically high values as compared to the Treasury market, with the long AAA-rated municipal bond trading at more than 95% of Treasury bond yields.

* The Lehman Brothers Municipal Bond Index is a broad-based total return performance benchmark for the long-term, investment grade bond market. The Bond Buyer 40 Index is a standard against which municipal bonds are measured. These indexes are unmanaged, and investments cannot be made in an index.

[GRAPHIC]
HOW HAS FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. PERFORMED WITH RESPECT TO TOTAL RETURN AND INCOME FOR THE 12-MONTH REPORTING PERIOD ENDED AUGUST 31, 1998?


The fund performed very well over the reporting period. For the 12-month period ended August 31, 1998, the fund's Class A Shares produced a total return of 8.91%, based on net asset value.+ This return surpassed both the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Funds Average++ total returns of 8.65% and 8.20%, respectively. The income on this fund was also very competitive during the reporting period. The fund's current 30-day SEC yield on August 31, 1998 was 4.33% for Class A Shares, based on offering price.+++

[GRAPHIC]
WHAT ACCOUNTED FOR THE FUND'S PERFORMANCE?

Several factors were attributable to the competitive performance of the fund. First, the core position in low investment- grade bonds (BBB-rated) with attractive coupons provided a big part of the fund's total return performance. These securities provided both substantial income plus price appreciation. The price gain was due to the narrowing of credit spreads between AAA- rated bonds and BBB-rated bonds over the period from 0.36% to 0.30%. The fund's share price also benefited from its allocation to zero coupon securities. These securities generally outperform when interest rates decline because of their call protection and duration characteristics.

 + Performance quoted is based on net asset value, represents past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on net asset value, for Class B, C and F Shares were 8.08%, 8.11%, and 8.91%, respectively. Total returns for the period, based on offering price, for Class A, B, C, and F Shares were 4.04%, 2.30%, 7.03%, and 6.73%, respectively.

 ++ The Lipper figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the the category indicated. Lipper figures do not reflect sales charges.

 +++ The current 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the offering price on that date. Thirty-day SEC yields are compounded and annualized.

[GRAPHIC]
WHAT WERE THE FUND'S TOP FIVE HOLDINGS AS OF AUGUST 31, 1998?

                                          PERCENTAGE
ISSUER                       VALUE       OF NET ASSETS
Indiana--Indianapolis
  Airport Authority       $19.4 MILLION      4.02%
District of Columbia
  Revenue Bonds           $18.0 MILLION      3.73%
Illinois Health
  Facilities Authority    $12.7 MILLION      2.62%
Tennessee--Springfield
  Health &
  Educational Facility    $10.1 MILLION      2.10%
University of Minnesota   $9.8 million       2.03%
  TOTAL                                     14.50%

[GRAPHIC]
HOW WERE THE FUND'S ASSETS ALLOCATED IN TERMS OF CREDIT QUALITY AT THE END OF THE REPORTING PERIOD?

As of August 31, 1998, the quality breakdown of the fund was:

                 PERCENTAGE  OF
                   NET ASSETS
AAA                   18.1%
AA                    11.7%
A                      9.2%
BBB                   31.3%
BB or lower            8.8%
NR                    21.4%


[GRAPHIC]
WHAT KIND OF ENVIRONMENT DO YOU SEE AHEAD FOR MUNICIPAL BONDS?

Our outlook for the balance of 1998 and into 1999 remains optimistic for municipal securities. We believe that economic growth (Gross Domestic Product) will slow to a point nearer to the Federal Reserve Board's non- inflationary growth rate of 2.50% from a very strong real rate of 3.50% for the first half of 1998. Inflation should continue to remain in check, and interest rates should remain low due to a slower economy, overseas economic problems, and a federal budget surplus.

We also believe that the combination of rising demand and expectations that new municipal issuance will begin to decrease later this year should drive municipal yields back to a more normal alignment against Treasuries. If this happens against a backdrop of lower rates, municipal bonds may generate not only attractive tax-free yields but some price appreciation.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS INFEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

INITIAL INVESTMENT:

IF YOU MADE AN INITIAL INVESTMENT OF $12,000 IN THE CLASS F SHARES OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. ON 4/10/87, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $26,620 ON 8/31/98. YOU WOULD HAVE EARNED A 7.25%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 9/30/98, the Class A Shares' average annual 1-year and since inception (8/5/96) total returns were 6.40% and 7.39%, respectively. Class B Shares' average annual 1-year and since inception (8/5/96) total returns were 2.10% and 5.59%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were 6.78% and 7.51%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were 6.40%, 5.15%, and 7.45%, respectively.**

[GRAPHIC]

SEE APPENDIX A

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares.
  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

ONE STEP AT A TIME:

$1,000 initial investment and subsequent investments of $1,000 each year for eleven years (reinvesting all dividends and capital gains) grew to $18,228.

With this approach, the key is consistency.

If you had started investing $1,000 annually in Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/ 10/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $18,228* by 8/31/98. You would have earned an average annual total return of 6.93%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[GRAPHIC]

SEE APPENDIX B

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
INVESTING FOR TAX-FREE MONTHLY INCOME

Fred and Margie Potter both work, and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the first of every month. As this chart shows, since that time, their investment has grown-on a tax-free basis-to $111,920.* This represents a 6.88% average annual total return for investors in the 36% federal tax bracket.+ For the Potters, the decision to invest tax-free has made the future worth waiting for.


[GRAPHIC]

SEE APPENDIX C

 * Income may be subject to the federal alternative minimum tax and state and local taxes. Upon redemption, any capital gains are subject to taxes.

 + This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
CLASS A SHARES
GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS A SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 1998 compared to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond Index (LBMBI).+

[GRAPHIC]

SEE APPENDIX D

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI and LBMBI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

 ** Total return quoted reflects all applicable sales charges.

 + The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The Investment Adviser has elected to add a secondary index, the Lehman Brothers Municipal Bond Index (LBMBI), for the purpose of performance comparisons to the Fund. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market, and is representative of the performance of the types of securities in the Fund's portfolio. The LBRBI will be removed from the next annual report. Indexes are unmanaged and investments cannot be made in an index.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
CLASS B SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS B SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 1998 compared to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond index (LBMBI).+

[GRAPHIC]

SEE APPENDIX E

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 4.00% contingent deferred sales charge on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI and LBMBI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

 ** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The Investment Adviser has elected to add a secondary index, the Lehman Brothers Municipal Bond Index (LBMBI), for the purpose of performance comparisons to the Fund. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market, and is representative of the performance of the types of securities in the Fund's portfolio. The LBRBI will be removed from the next annual report. Indexes are unmanaged and investments cannot be made in an index.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
CLASS C SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (CLASS C SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 1998 compared to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond Index (LBMBI).+

[GRAPHIC]

SEE APPENDIX F

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI and LBMBI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

 ** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The Investment Adviser has elected to add a secondary index, the Lehman Brothers Municipal Bond Index (LBMBI), for the purpose of performance comparisons to the Fund. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market, and is representative of the performance of the types of securities in the Fund's portfolio. The LBRBI will be removed from the next annual report. Indexes are unmanaged and investments cannot be made in an index.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.CLASS F SHARES

GROWTH OF $10,000 INVESTED IN
FEDERATED MUNICIPAL OPPORTUNITIES FUND,
INC.
(CLASS F SHARES)

The graph below illustrates the hypothetical investment of $10,000* in Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1988 to August 31, 1998 compared to the Lehman Brothers Revenue Bond Index (LBRBI) and the Lehman Brothers Municipal Bond Index (LBMBI).+

[GRAPHIC]

SEE APPENDIX G

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBRBI and LBMBI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

 ** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The LBRBI and LBMBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The Investment Adviser has elected to add a secondary index, the Lehman Brothers Municipal Bond Index (LBMBI), for the purpose of performance comparisons to the Fund. The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market, and is representative of the performance of the types of securities in the Fund's portfolio. The LBRBI will be removed from the next annual report. Indexes are unmanaged and investments cannot be made in an index.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--99.8%
               ALASKA--1.3%
 $ 1,440,000   Alaska Industrial Development and Export Authority, Power
               Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power
               Supply System)/(Original Issue Yield: 6.00%), 1/1/2032        BB+      $  1,462,622
      95,000   Alaska State Housing Finance Corp., Collateralized Home
               Mortgage Revenue Bonds (Series A-l), 7.625%, 12/1/2013        AAA            97,173
     505,000   Alaska State Housing Finance Corp., Collateralized Home
               Mortgage Revenue Bonds (Series B-1), 6.90% (GNMA LOC),
               6/1/2032                                                      AAA           537,143
   4,000,000   Alaska State Housing Finance Corp., Mortgage Revenue Bonds
               (Series 1997 A-2), 5.75% (Original Issue Yield: 5.778%),
               6/1/2024                                                      AAA         4,167,920
               Total                                                                     6,264,858
               ARKANSAS--1.7%
   2,920,000   Conway, AR Hospital Authority, Revenue Bonds, 7.125% (Conway
               Regional Hospital), 2/1/2013                                  BBB+        3,162,798
   2,500,000   Conway, AR Hospital Authority, Revenue Refunding Bonds,
               8.125% (Conway Regional Hospital), 7/1/2005                   BBB+        2,686,375
   1,000,000   Conway, AR Hospital Authority, Revenue Refunding Bonds,
               8.375% (Conway Regional Hospital), 7/1/2011                   BBB+        1,078,880
   1,000,000   Little Rock, AR Health Facilities Board, Revenue Refunding
               Bonds, 7.00% (Baptist Medical Center, AR), 10/1/2017          A           1,091,750
               Total                                                                     8,019,803
               CALIFORNIA--5.5%
   6,000,000   California Statewide Communities Development Authority,
               Special Facilities Revenue Bonds, 5.625% (United Air Lines)/
               (Original Issue Yield: 5.75%), 10/1/2034                      BB+         6,161,580
   5,000,000   Foothill/Eastern Transportation Corridor Agency, CA, Sr.
               Lien Toll Road Capital Appreciation Revenue Bonds (Series A)
               (Original Issue Yield: 7.30%), 1/1/2026                       BBB-        1,203,150
   2,300,000   San Dimas, CA Housing Authority, Mobile Home Park Revenue
               Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates
               Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028  NR          2,267,340

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               CALIFORNIA--CONTINUED
$ 24,000,000   San Joaquin Hills, CA Transportation Corridor Agency, Toll
               Road Capital Appreciation Refunding Revenue Bonds (MBIA
               INS)/(Original Issue Yield: 5.625%), 1/15/2025                AAA     $   6,436,800
  21,625,000   San Joaquin Hills, CA Transportation Corridor Agency, Toll
               Road Capital Appreciation Refunding Revenue Bonds (Series A)
               (MBIA INS)/(Original Issue Yield: 5.60%),
               1/15/2023                                                     AAA         6,414,624
   2,000,000   Stockton, CA Public Financing Authority, Reassessment
               Revenue Bonds (Series 1998), 5.80% (Arch Road & Stockton
               Business Park Ads)/(Original Issue Yield: 5.80%), 9/2/2020    NR          2,040,560
   1,250,000   Temecula, CA Community Facilities District No. 88-12,
               Special Tax Refunding Bonds (Series 1998A), 5.625%,
               9/1/2017                                                      NR          1,260,863
   1,000,000   West Sacramento, CA, Limited Obligation Refunding
               Improvement Bonds, 5.60% (West Sacramento Reassessment
               District of 1998)/(Original Issue Yield: 5.70%), 9/2/2017     NR          1,002,900
               Total                                                                    26,787,817
               COLORADO--3.9%
     420,000   Colorado HFA, SFM Revenue Bonds (Series A-2), 7.70% (FHA
               GTD), 2/1/2023                                                AA            444,221
   1,980,000   Colorado HFA, SFM Revenue Bonds (Series C-2), 7.375% (FHA
               GTD), 8/1/2023                                                AA          2,100,344
   5,000,000   Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%,
               11/1/2028                                                     Aa          5,633,550
   2,500,000   Colorado HFA, Single Family Program Senior Bonds
               (Series 1998A-2), 6.60%, 5/1/2028                             Aa          2,779,825
  10,000,000   E-470 Public Highway Authority, CO, Capital Appreciation
               Revenue Bonds (Series B) (MBIA INS)/(Original Issue Yield:
               5.50%), 9/1/2021                                              AAA         3,225,200
   9,700,000   E-470 Public Highway Authority, CO, Capital Appreciation Revenue
               Bonds (Series B) (MBIA INS)/(Original Issue Yield:
               5.52%), 9/1/2022                                              AAA         2,976,833

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               COLORADO--CONTINUED
$  5,000,000   E-470 Public Highway Authority, CO, Capital Appreciation
               Revenue Bonds (Series B) (MBIA INS)/(Original Issue Yield:
               5.52%), 9/1/2023                                              AAA     $   1,460,050
     160,000   El Paso County, CO HFA, SFM Revenue Bonds, 8.00% (GNMA COL),
               9/1/2022                                                      AAA           168,546
               Total                                                                    18,788,569
               DISTRICT OF COLUMBIA--3.7%
  17,000,000   District of Columbia, Revenue Bonds, 5.625% (American
               University)/(AMBAC INS)/(Original Issue Yield: 5.90%),
               10/1/2026                                                     AAA        18,016,260
               FLORIDA--1.2%
   2,475,000   Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85%
               (GNMA COL), 3/1/2029                                          Aaa         2,813,828
  16,925,000   Miami-Dade County, FL, Special Obligation Capital
               Appreciation Revenue Bonds (Series B) (MBIA INS)/(Original
               Issue Yield: 5.65%), 10/1/2031                                AAA         2,912,116
               Total                                                                     5,725,944
               IDAHO--0.6%
     780,000   Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50%
               FHA GTD), 7/1/2024                                            AA            829,538
   1,960,000   Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80%
               (FHA GTD), 1/1/2023                                           AA          2,058,529
               Total                                                                     2,888,067
               ILLINOIS--7.3%
   2,380,000   Chicago, IL, Collateralized SFM Revenue Bonds (Series A),
               7.25% (GNMA COL), 9/1/2028                                    Aaa         2,711,986
   2,500,000   Chicago, IL, Collateralized SFM Reveue Bonds (Series A-1),
               6.45% (GNMA COL), 9/1/2029                                    Aaa         2,765,075
   1,480,000   Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas
               Light & Coke Company), 3/1/2015                               AA-         1,583,141
   1,100,000   Chicago, IL, Gas Supply Revenue Bonds, 7.50% (Peoples Gas
               Light & Coke Company), 3/1/2015                               AA-         1,176,659
   2,000,000   Chicago, IL, Water Revenue Bond, 7.20% (PRF)/(Original Issue
               Yield: 7.35%), 11/15/2016                                     AA-         2,125,240

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               ILLINOIS--CONTINUED
$  3,115,000   Granite City, IL HFA, Revenue Refunding Bonds (Series A),
               8.125% (St. Elizabeth Medical Center)/(Original Issue Yield:
               8.167%), 6/1/2008                                             BB      $   3,238,946
   3,000,000   Illinois Development Finance Authority, Housing Revenue
               Bonds, 6.10% (Catholic Charities Housing Development Corp),
               1/1/2020                                                      NR          3,085,650
   2,500,000   Illinois Development Finance Authority, Mortgage Revenue
               Refunding Bonds (Series A), 5.80% (MBIA INS)/(FHA LOC),
               7/1/2028                                                      AAA         2,624,950
   9,900,000   Illinois Health Facilities Authority, Hospital Revenue Bonds
               (Series A), 9.25% (Edgewater Hospital & Medical Center, IL),
               7/1/2024                                                      NR         12,658,833
   1,050,000   Illinois State University, Auxilary Facilities System
               Revenue Bonds, 7.40% (PRF)/(Original Issue Yield: 7.444%),
               4/1/2014                                                      Aaa         1,113,851
   2,000,000   Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding
               Bonds, 7.75% (Woodfield Garden Apartments)/(Banque Paribas,
               Paris LOC), 2/1/2004                                          A-          2,134,960
               Total                                                                    35,219,291
               INDIANA--5.9%
     550,000   Beech Grove, IN, Economic Development Revenue Bond, 8.75%
               (Westvaco Corp.), 7/1/2010                                    A             558,278
   2,000,000   Indiana Health Facilities Finance Authority Rehabilitation
               Center, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood
               Village South Project)/(Original Issue Yield:
               5.802%), 5/15/2028                                            NR          2,006,280
   3,000,000   Indiana Port Commission, Port Facility Revenue Refunding
               Bonds, 6.875% (Cargill, Inc.), 5/1/2012                       Aa3         3,294,450
     600,000   Indiana State HFA, SFM Revenue Bonds (Series A), 8.20% (GNMA
               COL), 7/1/2020                                                Aaa           625,488
   2,400,000   Indiana State HFA, SFM Revenue Home Mortgage Program (Series
               F-2), 7.75% (GNMA COL), 7/1/2022                              Aaa         2,543,568
  17,100,000   Indianapolis, IN Airport Authority, Special Facilities
               Revenue Bonds, 7.10% (Federal Express Corp.)/(Original Issue
               Yield: 7.178%), 1/15/2017                                     BBB        19,382,508
               Total                                                                    28,410,572

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               IOWA--0.2%
$  1,000,000   Davenport, IA PCA, PCR Refunding Bonds, Nicols-Homeshield
               Project, 8.375% (Quanex Corp.), 12/1/2005                     NR      $   1,020,200
               KANSAS--0.6%
   2,500,000   Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series
               1997A-1), 5.50% (GNMA Collateralized Home Mortgage Program
               COL), 6/1/2029                                                NR          2,794,400
               KENTUCKY--1.7%
   3,500,000   Kenton County, KY Airport Board, Special Facilities Revenue
               Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original
               Issue Yield: 7.60%), 2/1/2020                                 BB+         3,867,885
   4,000,000   Kentucky Economic Development Finance Authority, Hospital
               System Refunding Revenue Bonds, 5.875% (Appalachian Regional
               Health Center)/(Original Issue Yield: 5.92%), 10/1/2022       BBB         4,149,600
               Total                                                                     8,017,485
               LOUISIANA--6.2%
   3,000,000   De Soto Parish, LA Environmental Improvement Authority,
               Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018     BBB+        3,515,580
   1,000,000   Iberville Parish, LA, PCR Refunding Bonds, Series 1998,
               5.70% (Entergy Gulf States, Inc.)/(Original Issue Yield:
               5.699%), 1/1/2014                                             BB+         1,009,590
   2,800,000   Lake Charles, LA Harbor & Terminal District, Port Facilities
               Revenue Refunding Bond, Trunkline Lining Co Project, 7.75%
               (Panhandle Eastern Corp.), 8/15/2022                          A3          3,219,412
   3,900,000   Louisiana HFA, SFM Revenue Bonds (Series C-1), 5.75% (GNMA
               Collateralized Home Mortgage Program COL), 12/1/2028          NR          4,020,237
   5,645,000   St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power &
               Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021           BBB         6,168,856
   1,400,000   St. Charles Parish, LA, PCR Bonds, 8.00% (Louisiana Power &
               Light Co.), 12/1/2014                                         Baa3        1,501,136
   2,100,000   St. Charles Parish, LA, PCR Bonds, 8.25% (Louisiana Power &
               Light Co.)/(Original Issue Yield: 8.273%), 6/1/2014           Baa3        2,216,193
   3,650,000   St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds
               (Series A), 7.00% (Louisiana Power & Light Co.)/(Original
               Issue Yield: 7.04%), 12/1/2022                                BBB         3,994,487

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               LOUISIANA--CONTINUED
$  3,000,000   St. James Parish, LA, Solid Waste Disposal Revenue Bonds,
               7.70% (Freeport McMoRan, Inc.)/(Original Issue Yield:
               7.75%), 10/1/2022                                             NR      $   3,266,430
   1,000,000   West Feliciana Parish, LA, PCR Bonds, 5.80% (Entergy Gulf
               States, Inc.), 12/1/2015                                      BB+         1,027,400
               Total                                                                    29,939,321
               MASSACHUSETTS--2.1%
   2,300,000(a)Massachusetts IFA, Refunding Revenue Bonds (Series 1998A),
               5.625% (Chestnut Knoll at Glenmeadow)/(Original Issue Yield:
               5.70%), 2/15/2025                                             NR          2,312,466
  21,000,000   Massachusetts IFA, Solid Waste Disposal Sr. Lien Revenue
               Bonds (Series A), 9.00% (Massachusetts Recycling
               Association), 8/1/2016                                        A           7,875,000
                Total                                                                   10,187,466
               MICHIGAN--2.6%
   1,000,000   Chelsea, MI Economic Development Corp., Revenue Refunding
               Bonds (Series 1998), 5.40% (United Methodist Retirement
               Communities, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018  NR          1,006,050
   2,250,000   Chelsea, MI Economic Development Corp., Revenue Refunding
               Bonds (Series 1998), 5.40% (United Methodist Retirement
               Communities, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027  NR          2,233,463
     785,000   Michigan State Housing Development Authority, SFM Revenue
               Bonds (Series B), 6.95%, 12/1/2020                            AA+           831,048
   5,000,000   Michigan Strategic Fund, Limited Obligation Revenue
               Refunding Bonds, Series A, 5.55% (Detroit Edison Co.)/(MBIA
               INS), 8/1/2029                                                AAA         5,008,400
   1,000,000   Michigan Strategic Fund, Resource Recovery Limited
               Obligation Revenue Bonds, 6.90% (Central Wayne Energy
               Recovery Limited Partnership), 7/1/2019                       NR          1,012,450

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               MICHIGAN--CONTINUED
$  1,000,000   Michigan Strategic Fund, Resource Recovery Limited
               Obligation Revenue Bonds, 7.00% (Central Wayne Energy
               Recovery Limited Partnership), 7/1/2027                       NR      $   1,012,380
   1,500,000   Western Townships MI, Utilities Authority, LT GO Sewer
               Disposal System Bonds, 8.20%, 1/1/2018                        BBB+        1,550,790
               Total                                                                    12,654,581
               MINNESOTA--5.6%
     900,000   Burnsville, MN, Multifamily Housing Revenue Refunding Bonds,
               Coventry Court Apartments, 7.50% (FHA COL)/(Original Issue
               Yield: 7.56%), 9/1/2027                                       AAA           934,965
     250,000   Centennial Independent School District No. 012, MN, UT GO
               Bonds (Series A), 7.15% (FSA INS)/(PRF), 2/1/2011             AAA           262,090
     105,000   Dakota County, MN Housing & Redevelopment Authority, SFM
               Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009                    AAA           106,433
     165,000   Hennepin Co. MN, Lease Revenue Certificates of Participation
               (Series A), 6.80%, 5/15/2017                                  AA            179,977
     200,000   Minneapolis, MN Multifamily Housing Authority, Multifamily
               Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL),
               12/20/2010                                                    AAA           210,760
     300,000   Minneapolis, MN Multifamily Housing Authority, Multifamily
               Housing Revenue Bonds, Churchill Project, 7.05% (FHA GTD),
               10/1/2022                                                     AAA           324,912
   1,495,000   Minnesota State HFA, SFM Revenue Bonds (Series A), 7.95%
               (FHA GTD), 7/1/2022                                           AA+         1,571,828
     320,000   Minnesota State HFA, SFM Revenue Bonds (Series D), 8.05%
               (FHA GTD), 8/1/2018                                           AA+           329,146
   3,000,000   Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/
               1/2024                                                        AA+         3,188,850
      30,000   Minnesota State HFA, SMF Revenue Bonds (Series B), 7.25%
               (Original Issue Yield: 7.311%), 7/1/2016                      AA+            30,893
     205,000   Minnesota State HFA, SFM Revenue Bonds (Series B), 7.30%
               (FHA LOC)/(Original Issue Yield: 7.342%), 1/1/2017            AA+           212,345
     195,000   Minnesota State HFA, SFM Revenue Bonds (Series C), 7.10%
               (FHA COL), 7/1/2011                                           AA+           206,881

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               MINNESOTA--CONTINUED
$     80,000   Minnesota State HFA, SFM Revenue Bonds (Series C), 7.65%
              (FHA COL), 7/1/2008                                            AA+     $      83,874
     100,000   Minnetonka, MN, Multifamily Housing Revenue Bonds, Cedare
               Hills East Project, 7.50% (FHA COL), 12/1/2017                A+            105,225
   9,000,000   St. Paul, MN Housing & Redevelopment Authority, Hospital
               Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/
               (Original Issue Yield: 6.687%), 11/1/2017                     BBB         9,722,430
   8,000,000   VRDC/IVRC Trust, GO Inverse Variable Rate Certificates,
               7.523% (Regents of University of Minnesota), 5/18/2012        AA          9,800,000
               Total                                                                    27,270,609
               MONTANA--0.2%
   1,045,000   Montana State Board of Housing, SFM Revenue Bonds
               (Series B-2), 7.50% (FHA GTD), 4/1/2023                       Aa2         1,104,753
               NEVADA--1.7%
   3,000,000   Clark County, NV, Industrial Development Refunding Revenue
               Bonds (Series 1995B), 5.90% (Nevada Power Co.), 10/1/2030     BBB-        3,069,090
   5,110,000   Clark County, NV, Industrial Development Revenue Bonds
               (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032           BBB-        5,228,603
               Total                                                                     8,297,693
               NEW HAMPSHIRE--2.2%
     600,000   New Hampshire Higher Educational & Health Facilities
               Authority, Revenue Bonds (Series 1998), 5.75% (RiverMead at
               Peterborough), 7/1/2028                                       NR            605,592
   1,070,000   New Hampshire State HFA, SFM Revenue Bonds (Series B),
               7.75%, 7/1/2023                                               A+          1,141,294
   5,445,000   New Hampshire State HFA, SFM Revenue Bonds
               (Series D), 7.25%, 7/1/2015                                   A+          5,737,669
   2,865,000   New Hampshire State IDA, PCR Bonds (Series A), 8.00% (United
               Illuminating Co.), 12/1/2014                                  BBB-        3,043,031
               Total                                                                    10,527,586

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               NEW MEXICO--0.7%
$  2,000,000   Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375%
               (Public Service Co. New Mexico), 4/1/2022                     BB+     $   2,187,420
   1,250,000   Santa Fe County, NM, Project Revenue Bonds
               (Series 1998A), 5.625% (El Castillo Retirement Residences)/
               (Original Issue Yield: 5.828%), 5/15/2025                     NR          1,246,288
               Total                                                                     3,433,708
               NEW YORK--4.6%
     500,000   Monroe County, NY IDA, Civic Facility Revenue Bonds, 5.70%
               (Volunteers of America of Western New York)/(Original Issue
               Yield: 5.80%), 8/1/2018                                       NR            500,015
   3,000,000   New York City, NY IDA, Industrial Development Revenue Bonds
               (Series 1997), 5.75% (Brooklyn Navy Yard Cogeneration
               Partners, L.P. Project)/(Original Issue Yield: 5.81%),
               10/1/2036                                                     BBB-        3,090,810
   1,500,000   New York City, NY IDA, Industrial Development Revenue
               Refunding Bonds (Series 1998), 6.00% (Field Hotel
               Associates, L.P.- JFK Project), 11/1/2028                     NR          1,502,940
   5,000,000   New York City, NY, Residual Interest Tax-Exempt Securities
               (Series PA-147), 6.675%, 2/1/2005                             NR          5,859,500
   2,500,000   New York State Energy Research & Development Authority,
               Electric Facilities Revenue Bonds (Series A), 7.50%
               (Consolidated Edison Co.)/(Original Issue Yield: 7.65%),
               1/1/2026                                                      A+          2,630,175
     280,000   New York State Environmental Facilities Corp., PCR State
               Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%),
               6/15/2010                                                     A             308,468
   2,620,000   New York State Environmental Facilities Corp., PCR State
               Water Revolving Fund, 7.25% (United States Treasury PRF),
               6/15/2010                                                     Aaa         2,910,296
   5,000,000   New York State Environmental Facilities Corp., Solid Waste
               Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/
               (Original Issue Yield: 6.214%), 11/1/2030                     BBB         5,319,500
               Total                                                                    22,121,704

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               NORTH CAROLINA--1.1%
 $ 3,000,000   Martin County, NC IFA, (Series 1995) Solid Waste Disposal
               Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025            A       $   3,195,510
   2,400,000   North Carolina Medical Care Commission, Health Care
               Facilities First Mortgage Revenue Refunding Bonds
               (Series 1998), 5.625% (United Church Retirement Homes)/
               (Original Issue Yield: 5.80%), 9/1/2024                       NR          2,372,544
               Total                                                                     5,568,054
               NORTH DAKOTA--0.7%
   2,135,000   North Dakota State HFA, SFM Revenue Bonds (Series C), 7.30%,
               7/1/2024                                                      A+          2,252,105
   1,260,000   North Dakota State HFA, SFM Revenue Bonds (Series A), 6.75%
               (FHA COL), 7/1/2012                                           A+          1,336,999
               Total                                                                     3,589,104
               OHIO--0.9%
   2,000,000   Cleveland, OH, Airport Special Refunding Revenue Bonds
               (Series 1999), 5.70% (Continental Airlines, Inc.)/(Original
               Issue Yield: 5.80%), 12/1/2019                                BB-         2,006,940
     500,000   Ohio State Water Development Authority, PCR Bonds (Series A),
               8.10% (Ohio Edison Co.)/(Original Issue Yield: 8.142%),
               10/1/2023                                                     BB-           530,230
   1,500,000   Ohio State Water Development Authority, PCR Refunding
               Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric
               Illuminating Co.), 8/1/2020                                   BB+         1,573,050
               Total                                                                     4,110,220
               OKLAHOMA--2.7%
   4,585,000   Jackson County, OK Hospital Authority, Hospital Revenue
               Refunding Bonds, 7.30% (Jackson County Memorial Hospital,
               OK)/(Original Issue Yield: 7.40%), 8/1/2015                   BB          5,004,848
   1,250,000   Tulsa, OK Municipal Airport, Revenue Bonds, 7.375% (American
               Airlines), 12/1/2020                                          BBB-        1,346,338
   6,200,000   Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American
               Airlines)/(Original Issue Yield: 7.931%),
               12/1/2030                                                     BBB-        6,770,586
               Total                                                                    13,121,772

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               PENNSYLVANIA--11.2%
$  3,000,000   Allegheny County, PA HDA, Health & Education Revenue Bonds,
               7.00% (Rehabilitation Institute of Pittsburgh)/(Original
               Issue Yield: 7.049%), 6/1/2010                                BBB     $   3,370,410
   2,500,000   Allegheny County, PA HDA, Health & Education Revenue Bonds,
               7.00% (Rehabilitation Institute of Pittsburgh)/(United
               States Treasury PRF)/(Original Issue Yield: 7.132%),
               6/1/2022                                                      BBB         2,808,675
   4,985,000   Allegheny County, PA Higher Education, Building Authority
               Revenue Bonds, 7.375% (La Roche College),
               7/15/2012                                                     NR          5,377,619
   3,000,000   Allegheny County, PA IDA, Environmental Improvement
               Refunding Revenue Bonds (Series 1998), 5.60% (USX Corp.),
               9/1/2030                                                      BBB-        3,056,310
   1,555,000   Allegheny County, PA IDA, Revenue Bonds, 8.75% (United
               Parcel Service), 2/15/2009                                    NR          1,610,591
     620,000   Allegheny County, PA Residential Finance Agency, Mortgage
               Revenue Bonds (Series G), 9.50% (GNMA COL), 12/1/2018         Aaa           634,055
   3,000,000   Delaware County Authority, PA, College Revenue Bonds, 7.25%
               (Eastern College)/(United States Treasury PRF)/(Original
               Issue Yield: 7.875%), 3/1/2012                                NR          3,460,320
   2,055,000   Erie County, PA Hospital Authority, Revenue Bonds, 7.50%
               (Erie Infants & Youth Home, Inc.), 10/1/2011                  NR          2,183,355
     400,000   Erie County, PA IDA, PCR Refunding Bonds, 7.15%
               (International Paper Co.), 9/1/2013                           A3            434,084
   3,500,000   Pennsylvania EDFA, Resource Recovery Revenue Bonds
               (Series A), 6.40% (Northampton Generating), 1/1/2009          NR          3,736,215
   8,000,000   Pennsylvania EDFA, Wastewater Treatment Revenue Bonds
               (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield:
               7.653%), 12/1/2024                                            BBB         9,393,680
   6,000,000   Pennsylvania HFA, SFM Revenue Bonds (Series 34-B), 7.00%
               (FHA GTD), 4/1/2024                                           AA+         6,444,360
   2,005,000   Pennsylvania HFA, SFM Revenue Bonds (Series 28), 7.65% (FHA
               GTD), 10/1/2023                                               AA+         2,104,588

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               PENNSYLVANIA--CONTINUED
$  1,740,000   Pennsylvania State Higher Education Facilities Authority,
               College & University Revenue Bonds, 6.75% (Thiel College),
               9/1/2017                                                      NR      $   1,861,678
   1,200,000   Pennsylvania State Higher Education Facilities Authority,
               Revenue Bonds (Series 1996), 7.15% (Thiel College),
               5/15/2015                                                     NR          1,340,676
   3,875,000   Pennsylvania State Higher Education Facilities Authority,
               Revenue Bonds (Series A), 7.375% (Medical College of
               Pennsylvania)/(United States Treasury PRF)/(Original Issue
               Yield: 7.45%), 3/1/2021                                       AAA         4,273,931
   1,750,000   Pennsylvania State Higher Education Facilities Authority,
               Revenue Bonds (Series A), 8.375% (Medical College of
               Pennsylvania)/(United States Treasury PRF)/(Original Issue
               Yield: 8.448%), 3/1/2011                                      AAA         1,827,088
               Total                                                                    53,917,635
               PUERTO RICO--0.5%
   1,000,000   Puerto Rico Highway and Transportation Authority, Residual
               Interest Tax-Exempt Securites (Series PA 331A), 7.019%
               (AMBAC INS), 7/1/2013                                         NR          1,205,420
   1,000,000   Puerto Rico Highway and Transportation Authority, Residual
               Interest Tax-Exempt Securities (Series PA 331B), 7.019%
               (AMBAC INS), 7/1/2014                                         NR          1,203,040
               Total                                                                     2,408,460
               SOUTH CAROLINA--0.6%
  15,550,000   Connector 2000 Association, Inc., SC, Toll Road Capital
               Appreciation Revenue Bonds (Series 1998B) (Original Issue
               Yield: 5.85%), 1/1/2034                                       BBB-        1,909,229
   1,000,000   South Carolina Jobs-EDA, First Mortgage Health Facilities
               Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes
               of South Carolina, Inc.)/(Original Issue Yield:
               5.80%), 5/1/2026                                              NR            995,910
               Total                                                                     2,905,139

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               TENNESSEE--3.7%
 $ 1,160,000   Metropolitan Government Nashville & Davidson County, TN
               HEFA, Refunding Revenue Bonds (Series 1998), 5.65% (The
               Blakeford at Green Hills)/(Original Issue Yield: 5.75%),
               7/1/2024                                                      NR       $  1,161,879
   1,000,000   Shelby County, TN Health Education & Housing Facilities
               Board, Health Care Facilities Revenue Bonds (Series 1997A),
               6.375% (Kirby Pines Retirement Community)/(Original Issue
               Yield: 6.50%), 11/15/2025                                     NR          1,032,220
   3,100,000   Springfield, TN Health & Educational Facilities Board,
               Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/
               (Original Issue Yield: 8.50%), 4/1/2012                       Aaa         3,969,829
   7,800,000   Springfield, TN Health & Educational Facilities Board,
               Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/
               (Original Issue Yield: 8.875%), 4/1/2024                      Aaa        10,113,870
   1,380,000   Tennessee Housing Development Agency, Homeownership Program,
               Issue V Revenue Bonds, 7.65%, 7/1/2022                        AA          1,462,814
               Total                                                                    17,740,612
               TEXAS--10.7%
   2,500,000   Brazos River Authority, TX, PCR Revenue Bonds (Series A),
               7.875% (Texas Utilities Electric Co.), 3/1/2021               BBB+        2,738,600
   1,800,000   Brazos River Authority, TX, PCR Revenue Bonds (Series A),
               8.125% (Texas Utilities Electric Co.), 2/1/2020               BBB+        1,924,938
   7,320,000   Dallas-Fort Worth, TX International Airport Facilities,
               Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/(Original
               Issue Yield: 7.55%), 11/1/2026                                BB+         7,838,256
   3,000,000   Dallas-Fort Worth, TX International Airport Facilities,
               Revenue Bonds, 7.25% (American Airlines)/(Original Issue
               Yield: 7.428%), 11/1/2030                                     BBB-        3,336,810
   2,370,000   Dallas-Fort Worth, TX International Airport Facilities,
               Revenue Bonds, 7.50% (American Airlines)/(Original Issue
               Yield: 8.20%), 11/1/2025                                      BBB-        2,553,438
   2,500,000   Dallas-Fort Worth, TX International Airport Facilities,
               Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original
               Issue Yield: 7.65%), 11/1/2021                                BB+         2,760,425

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               TEXAS--CONTINUED
 $ 3,500,000   Guadalupe-Blanco River Authority TX, Industrial Development
               Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009     NR      $   3,733,030
   5,000,000   Gulf Coast, TX Waste Disposal Authority, Revenue Bonds
               (Series A), 6.875% (Champion International Corp.)/(Original
               Issue Yield: 7.15%), 12/1/2028                                BBB         5,514,650
   3,000,000   Gulf Coast, TX Waste Disposal Authority, Revenue Bonds,
               5.60% (Valero Energy Corp.), 4/1/2032                         BBB-        3,025,800
   5,000,000   Harris County-Houston, TX Sports Authority, Special Revenue
               Jr. Lien Capital Appreciation Revenue Bonds (Series B) (MBIA
               INS)/(Original Issue Yield: 5.45%),
               11/15/2017                                                    AAA         1,815,950
   7,630,000   Richardson, TX Hospital Authority, Hospital Refunding &
               Improvement Bonds, 6.75% (Richardson Medical Center, TX)/
               (Original Issue Yield: 6.82%), 12/1/2023                      BBB-        8,299,533
   7,500,000   West Side Calhoun County, TX Navigation District, Solid
               Waste Revenue Bond, 6.40% (Union Carbide Corp.)/(Original
               Issue Yield: 6.437%), 5/1/2023                                BBB         7,988,925
               Total                                                                    51,530,355
               UTAH--2.9%
     715,000 Hildale, UT, Electric Revenue Bonds (Series 1995), 7.00%, 9/
               1/2002                                                        NR            755,247
   7,000,000   Intermountain Power Agency, UT, Refunding Revenue Bonds
               (Series A), 5.00% (Original Issue Yield: 5.687%),
               7/1/2023                                                      A+          6,829,340
   4,000,000   Tooele County, UT, Hazardous Waste Treatment Revenue Bonds
               (Series 1998A), 5.70% (Union Pacific Corp.),
               11/1/2026                                                     BBB-        4,060,800
     625,000   Utah State HFA, SFM Revenue Bonds (Series B-3), 7.10%,
               7/1/2024                                                      AA            662,100
     795,000   Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA
               GTD)/(Original Issue Yield: 7.169%), 7/1/2024                 AA            839,663

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               UTAH--CONTINUED
$  1,060,000   Utah State HFA, SFM Revenue Bonds, 7.55% (FHA GTD),
               7/1/2023                                                      AA      $   1,122,307
     185,000   Utah State HFA, SFM Revenue Bonds, 7.75% (FHA GTD),
               1/1/2023                                                      AA            193,099
               Total                                                                    14,462,556
               VIRGINIA--1.5%
   7,500,000   Pocohontas Parkway Association, VA, Toll Road Capital
               Appreciation Revenue Bonds (Series B) (Original Issue Yield:
               5.75%), 8/15/2017                                             BBB-        2,592,300
  16,000,000   Pocohontas Parkway Association, VA, Toll Road Revenue Bonds
               (Series 1998B) (Original Issue Yield: 5.90%),
               8/15/2029                                                     BBB-        2,686,720
   1,800,000   Rockingham County, VA IDA, Residential Care Facility First
               Mortgage Revenue Bonds, 5.75% (Virginia Mennonite Retirement
               Community)/(Original Issue Yield: 5.90%),
               4/1/2028                                                      NR          1,814,400
               Total                                                                     7,093,420
               WASHINGTON--1.0%
   4,300,000   Public Industrial Corporation, Port of Camas-Washougal, WA,
               PCR Refunding Bonds (Series 1993), 6.70% (James River
               Project, WA)/(Original Issue Yield: 6.75%), 4/1/2023          BBB-        4,617,383
               WEST VIRGINIA--0.5%
     287,469   Marion County, WV County Commission, Refunding Revenue
               Bonds, 10.00% (Adirondack Recycling), 12/1/2025               NR            267,346
   2,056,897   Marion County, WV County Commission, Refunding Revenue
               Bonds, 8.00% (Adirondack Recycling), 12/1/2025                NR          1,912,914
               Total                                                                     2,180,260
               WISCONSIN--2.3%
   1,250,000   Wisconsin HEFA, Revenue Bonds (Series 1998), 5.70% (United
               Lutheran Program For The Aging, Inc.)/(Original Issue Yield:
               5.778%), 3/1/2028                                             NR          1,253,138
   2,000,000   Wisconsin HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional
               Health Center, Inc)/(Original Issue Yield: 6.90%),
               10/1/2022                                                     NR          2,062,720

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

PRINCIPAL                                                                  CREDIT
 AMOUNT                                                                    RATING*        VALUE
LONG-TERM MUNICIPALS--CONTINUED
               WISCONSIN--CONTINUED
$  6,595,000   Wisconsin Housing & Economic Development Authority,
               Homeownership Revenue Bonds (Series H), 5.75%, 9/1/2028       NR      $   6,790,080
     770,000   Wisconsin Housing & Economic Development Authority,
               Homeownership Revenue Bond, Series A, 7.10%, 3/1/2023         AA            822,240
     120,000   Wisconsin Housing & Economic Development Authority,
               Homeownership Revenue Bonds (Series E), 8.00% (FHA GTD)/
               (Original Issue Yield: 8.044%), 3/1/2021                      AA            123,244
               Total                                                                    11,051,422
               TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $457,514,206)               481,787,079
SHORT TERM MUNICIPALS--0.6%
               NORTH CAROLINA--0.1%
     400,000   Person County, NC Industrial Facilities & Pollution Control
               Financing Authority Daily VRDNs (Carolina Power & Light
               Co.)/(SunTrust Bank, Atlanta LOC)                             NR            400,000
               PENNSYLVANIA--0.4%
   1,700,000   Philadelphia, PA Hospitals & Higher Education Facilities
               Authority, Hospital Revenue Bonds (Series A of 1996) Daily
               VRDNs (Children's Hospital of Philadelphia)/(Morgan Guaranty
               Trust Co., New York LIQ)                                      AA          1,700,000
               PUERTO RICO--0.1%
     700,000   Government Development Bank for Puerto Rico (GDB) Weekly
               VRDNs (MBIA Insurance Corporation INS)/(Credit Suisse First
               Boston LIQ)                                                   AA            700,000
               TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                           2,800,000
               TOTAL INVESTMENTS (IDENTIFIED COST $459,926,706)(B)                    $484,587,079

  Securities that are subject to Alternative Minimum Tax represent 45.2% of the portfolio as calculated based upon total portfolio market value.

 * Please refer to the Appendix of the Prospectus for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Non-income producing security.

(b) The cost of investments for federal tax purposes amounts to $459,926,706. The net unrealized appreciation of investments on a federal tax basis amounts to $24,660,373 which is comprised of $35,790,301 appreciation and $11,129,928 depreciation at August 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($482,653,186) at August 31, 1998.

The following acronyms are used throughout this portfolio: AMBAC--American Municipal Bond Assurance Corporation COL --Collateralized EDA --Economic Development Authority EDFA --Economic Development Financing Authority FHA --Federal Housing Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranteed HDA --Hospital Development Authority HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS IFA, SOLID WASTE DISPOSAL SR. LIEN REVENUE BONDS
(SERIES A), 9.00%
(MASSACHUSETTS RECYCLING ASSOCIATION)

There are $173 million face amount of these Senior Lien Revenue Bonds currently outstanding. On August 12, 1997, the obligor filed a petition for relief under Chapter 11 of the Federal Bankruptcy Code. Pursuant to a settlement approved by the bankruptcy Court, a new owner acquired the facility subject to a portion of the Senior Lien Revenue Bonds. The new owner entered into a fifteen-year lease guaranteed by the company that built the facility and pledged the lease and the guarantee as additional collateral for the Senior Lien Revenue Bonds. The Senior Lien Revenue Bonds are expected to be replaced with refunding bonds in the face amount of $56.3 million by December 31, 1998. The Senior Lien Revenue Bonds will not produce income until exchange for such refunding bonds.

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

ASSETS:
Total investments in securities, at value (identified and tax cost
$459,926,706)                                                                        $484,587,079
Income receivable                                                                       8,145,641
Receivable for investments sold                                                           485,000
Receivable for shares sold                                                              1,108,049
Total assets                                                                          494,325,769
LIABILITIES:
Payable for investments purchased                                        $10,271,740
Payable for shares redeemed                                                  876,467
Payable to Bank                                                              255,778
Accrued expenses                                                             268,598
Total liabilities                                                                      11,672,583
NET ASSETS for 43,731,228 shares outstanding                                         $482,653,186
NET ASSETS CONSIST OF:
Paid in capital                                                                      $464,093,613
Net unrealized appreciation of investments                                             24,660,373
Accumulated net realized loss on investments                                           (5,326,042)
Distributions in excess of net investment income                                         (774,758)
Total Net Assets                                                                     $482,653,186
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share ($112,178,616 / 10,163,872 shares outstanding)                   $11.04
Offering Price Per Share (100/95.50 of $11.04)*                                            $11.56
Redemption Proceeds Per Share (100.00/100 of $11.04)**                                     $11.04
CLASS B SHARES:
Net Asset Value Per Share ($47,027,622 / 4,262,618 shares outstanding)                     $11.03
Offering Price Per Share (100/100.00 of $11.03)*                                           $11.03
Redemption Proceeds Per Share (94.50/100 of $11.03)**                                      $10.42
CLASS C SHARES:
Net Asset Value Per Share ($6,269,411 / 568,163 shares outstanding)                        $11.03
Offering Price Per Share (100/100.00 of $11.03)*                                           $11.03
Redemption Proceeds Per Share (99.00/100 of $11.03)**                                      $10.92
CLASS F SHARES:
Net Asset Value Per Share ($317,177,537 / 28,736,575 shares outstanding)                   $11.04
Offering Price Per Share (100/99.00 of $11.04)*                                            $11.15
Redemption Proceeds Per Share (99.00/100 of $11.04)**                                      $10.93

 * See "What Shares Cost" in the Prospectus.
 ** See "Contingent Deferred Sales Charge" in the Prospectus.
(See Notes which are an integral part of the Financial Statements) FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.STATEMENT OF OPERATIONS YEAR ENDED AUGUST 31, 1998

INVESTMENT INCOME: Interest $27,632,695 EXPENSES:
Investment advisory fee $2,736,122 Administrative personnel and services fee 343,950 Custodian fees 36,516 Transfer and dividend disbursing agent fees and expenses 339,562 Directors'/Trustees' fees 16,850 Auditing fees 17,606 Legal fees 3,975 Portfolio accounting fees 145,139 Distribution services fee--Class B Shares 220,744 Distribution services fee--Class C Shares 25,747 Shareholder services fee--Class A Shares 252,181 Shareholder services fee--Class B Shares 73,581 Shareholder services fee--Class C Shares 8,582 Shareholder services fee--Class F Shares 805,707 Share registration costs 48,612 Printing and postage 43,756 Insurance premiums 6,161 Taxes 30,825 Miscellaneous 5,659 Total expenses 5,161,275 NET INVESTMENT INCOME 22,471,420 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain on investments 4,375,593 Net change in unrealized appreciation of investments 11,688,975 Net realized and unrealized gain on investments 16,064,568 Change in net assets resulting from operations $ 38,535,988
 (See Notes which are an integral part of the Financial
Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                              YEAR ENDED AUGUST 31,
                                    1998 1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                         $ 22,471,420  $   22,714,689
Net realized gain on investments ($4,375,593 and $2,206,486,
respectively, as computed for federal tax purposes)              4,375,593       2,206,486
Net change in unrealized appreciation/depreciation              11,688,975      16,489,543
Change in net assets resulting from operations                  38,535,988      41,410,718
NET EQUALIZATION CREDITS (DEBITS)--                                     --          21,898
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income
Class A Shares                                                  (5,141,911)     (3,383,555)
Class B Shares                                                  (1,241,221)       (342,071)
Class C Shares                                                    (144,720)        (63,260)
Class F Shares                                                 (16,533,742)    (19,546,786)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO
SHAREHOLDERS                                                   (23,061,594)    (23,335,672)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                    75,194,657      37,024,060
Proceeds from shares issued in connection with the
acquisitions                                                           --       93,815,812
Net asset value of shares issued to shareholders in payment
of distributions declared                                       13,981,416      14,141,468
Cost of shares redeemed                                        (65,472,597)   (102,632,146)
Change in net assets resulting from share transactions          23,703,476      42,349,194
Change in net assets                                            39,177,870      60,446,138
NET ASSETS:
Beginning of period                                            443,475,316     383,029,178
End of period                                                 $482,653,186  $  443,475,316

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS-CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 45.

                                                            YEAR ENDED AUGUST 31,
                                                          1998      1997     1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.67    $10.33    $10.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.54      0.58      0.08
Net realized and unrealized gain (loss) on investments     0.39      0.33     (0.12  )
Total from investment operations                           0.93      0.91     (0.04  )
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.56 )   (0.57 )   (0.05  )
Net asset value, end of period                           $11.04    $10.67    $10.33
Total return(b)                                            8.91%     9.07%    (0.36%)
Ratios to average net assets
Expenses                                                   1.08%     1.09%     0.84 %*
Net investment income                                      4.98%     5.29%     6.15 %*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $112,179   $94,941      $296
Portfolio turnover                                           41%       20%       22  %

* Computed on an annualized basis.
(a) Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996. (b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS-CLASS B SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 45.

                                                            Year Ended August 31,
                                                          1998      1997     1996(a)
Net asset value, beginning of period                     $10.66    $10.33    $10.42
Income from investment operations
Net investment income                                      0.44      0.51      0.08
Net realized and unrealized gain (loss) on investments     0.40      0.31     (0.12 )
Total from investment operations                           0.84      0.82     (0.04 )
Less distributions
Distributions from net investment income                  (0.47)    (0.49 )   (0.05 )
NET ASSET VALUE, END OF PERIOD                           $11.03    $10.66    $10.33
TOTAL RETURN(B)                                            8.08%     8.17%    (0.36%)
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   1.83%     1.84%     0.84 %*
Net investment income                                      4.25%     4.55%     6.15 %*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                 $47,028   $14,997   $296
Portfolio turnover                                           41%       20%       22 %

 * Computed on an annualized basis.

(a)Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

(b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS-CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 45.

                                                            YEAR ENDED AUGUST 31,
                                                          1998      1997     1996(a)
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.66    $10.33    $10.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.45      0.50      0.08
Net realized and unrealized gain (loss) on investments     0.40      0.32     (0.12 )
Total from investment operations                           0.85      0.82     (0.04 )
LESS DISTRIBUTIONS
Distributions from net investment income                  (0.48)    (0.49 )   (0.05 )
NET ASSET VALUE, END OF PERIOD                           $11.03    $10.66    $10.33
TOTAL RETURN(B)                                            8.11%     8.17%    (0.36%)
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   1.83%     1.86%     0.84 %*
Net investment income                                      4.24%     4.51%     6.15 %*
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                  $6,269    $1,950      $296
Portfolio turnover                                           41%       20%       22 %

 * Computed on an annualized basis.

(a)Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

(b)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
FINANCIAL HIGHLIGHTS-CLASS F SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 45.

                                                   YEAR ENDED AUGUST 31,
                                       1998      1997     1996      1995     1994
NET ASSET VALUE, BEGINNING OF PERIOD  $10.67    $10.33   $10.71   $10.56    $11.28
INCOME FROM INVESTMENT OPERATIONS
Net investment income                   0.55      0.54     0.69     0.63      0.61
Net realized and unrealized
  gain (loss) on investments            0.38      0.37    (0.42)    0.15     (0.73 )
Total from investment
  operations                            0.93      0.91     0.27     0.78     (0.12 )
LESS DISTRIBUTIONS
Distributions from net
  investment income                    (0.56)    (0.57)   (0.65)   (0.63)    (0.60 )
NET ASSET VALUE, END OF PERIOD        $11.04    $10.67   $10.33   $10.71    $10.56
TOTAL RETURN(A)                         8.91 %    9.07%    2.47%    7.73 %   (1.06%)
RATIOS TO AVERAGE NET ASSETS
Expenses                                1.08%     1.08%    1.08%    1.08%     1.09 %
Net investment income                   4.98%     5.23%    5.91%    6.18 %    5.56 %
Expense waiver/reimbursement(b)         0.00 %    0.01%    0.01%    0.00 %    0.00 %
Supplemental data
Net assets, end of period
  (000 omitted)                        $317,178   $331,588  $383,028  $426,010   $472,232
Portfolio turnover                        41 %      20%      22%      13 %      27 %

(a)Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998

1.  ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

On December 13, 1996, the Fund acquired all the net assets of State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund pursuant to a plan of reorganization approved by State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund shareholders on December 12, 1996. The acquisition was accomplished by a tax-free exchange of 9,405,099 of the Fund's Class A Shares (valued at $93,815,812) for 1,733,291 shares of State Bond Minnesota Tax-Free Income Fund and 7,388,723 shares of State Bond Tax-Exempt Fund. State Bond Minnesota Tax-Free Income Fund and State Bond Tax-Exempt Fund net assets at that date ($18,351,963 and $79,930,763, respectively), including unrealized appreciation of $584,534 and $3,882,941, respectively, were combined with those of the Fund. The aggregate net assets at that date of the Fund, State Bond Minnesota Tax- Free Income Fund, and State Bond Tax-Exempt Fund immediately before acquisition were $384,839,379, $18,351,963, and $79,930,763, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $483,122,105.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

 Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for accumulated equalization and limitations on capital loss carryforwards created prior to fund mergers.

FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At August 31,1998, the Fund, for federal tax purposes, had a capital loss carryforward of $5,326,042, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carry forward will expire as follows:
    EXPIRATION YEAR      EXPIRATION AMOUNT
           2002             $  755,664
           2003                775,694
           2004              3,794,684

EQUALIZATION--Effective September 1, 1997 the Fund discontinued its use of equalization. Equalization is an accounting practice whereby a portion of the proceeds of sales and cost of redemptions of Funds shares is credited or charged to undistributed net investment income on a per share basis, as determined on the date of the transaction. This change in accounting policy does not effect the Fund's net assets, net value per share, or net investment income.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when- issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER--Investment transactions are accounted for on the trade date.

CAPITAL STOCK
At August 31, 1998, par value shares ($0.001 per share) authorized were as follows:
                      NUMBER OF PAR VALUE
SHARE CLASS NAME   CAPITAL STOCK AUTHORIZED
CLASS A SHARE            500,000,000
CLASS B SHARE            500,000,000
CLASS C SHARE            500,000,000
CLASS F SHARE            500,000,000
   TOTAL               2,000,000,000

Transactions in capital stock were as follows:

                                                                          YEAR ENDED AUGUST 31,
                                                                     1998                      1997
CLASS A SHARES                                                SHARES      AMOUNT        SHARES       AMOUNT
Shares sold                                                 2,396,950  $ 26,115,990     654,338  $  6,738,299
Shares issued in connection with the acquisition                                      9,405,099    93,815,812
Shares issued to shareholders in payment of distributions
declared                                                      325,421     3,526,334     226,565     2,371,090
Shares redeemed                                            (1,457,233)  (15,845,507) (1,387,296)  (14,487,278)
Net change resulting from Class A Share transactions        1,265,138  $ 13,796,817   8,898,706  $ 88,437,923
                                                                           YEAR ENDED AUGUST 31,
                                                                     1998                      1997
CLASS B SHARES                                                SHARES      AMOUNT        SHARES       AMOUNT
Shares sold                                                 3,100,694  $ 33,768,993   1,566,410  $ 16,385,580
Shares issued to shareholders in payment of distributions
declared                                                       54,169       587,226      16,534       172,989
Shares redeemed                                              (298,593)   (3,262,688)   (176,625)   (1,853,974)
Net change resulting from Class B Share transactions        2,856,270  $ 31,093,531   1,406,319  $ 14,704,595

                                                                          YEAR ENDED AUGUST 31,
                                                                     1998                      1997
CLASS C SHARES                                                SHARES      AMOUNT        SHARES       AMOUNT
Shares sold                                                   419,685  $  4,574,972     183,002  $  1,913,194
Shares issued to shareholders in payment of distributions
declared                                                       11,298       122,567       5,466        57,137
Shares redeemed                                               (45,704)     (497,848)     (5,613)      (58,379)
Net change resulting from Class C Share transactions          385,279  $  4,199,691     182,855  $  1,911,952
                                                                          YEAR ENDED AUGUST 31,
                                                                     1998                      1997
CLASS F SHARES                                                SHARES      AMOUNT        SHARES       AMOUNT
Shares sold                                                   985,428  $ 10,734,702   1,147,025  $ 11,986,987
Shares issued to shareholders in payment of distributions
declared                                                      899,119     9,745,289   1,104,524    11,540,252
Shares redeemed                                            (4,227,235)  (45,866,554) (8,247,527)  (86,232,515)
Net change resulting from Class F Share transactions       (2,342,688) $(25,386,563) (5,995,978) $(62,705,276)
Net change resulting from share transactions                2,163,999  $ 23,703,476   4,491,902  $ 42,349,194

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of each class as follows:

                        PERCENT OF AVERAGE
SHARE CLASS NAME         DAILY NET ASSETS
Class A Shares                0.25%
Class B Shares                0.75%
Class C Shares                0.75%
Class F Shares                0.25%

For the period ended August 31, 1998, Class A Shares and Class F Shares did not incur a distribution service fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended August 31, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $88,180,000 and $121,591,960, respectively.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5.  INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities for the period ended August 31, 1998, were as follows:

PURCHASES            $210,365,005
SALES                $183,286,933

6.  INVESTMENT RISK

INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 21.3% of its portfolio investment in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer. The Fund held default securities with a value aggregating $2,312,466, representing 4.8% of the Fund's net assets at August 31, 1998.

7.  YEAR 2000 (UNAUDITED)
Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

INDEPENDENT AUDITORS' REPORT To the Board of Directors and Shareholders of FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. as of August 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc. as of August 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
October 9, 1998

DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
James E. Dowd, Esq.
Lawrence D. Ellis, M.D.
Richard B. Fisher
Edward L. Flaherty, Jr., Esq.
Peter E. Madden
John E. Murray, Jr., J.D., S.J.D.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman
Richard B. Fisher
President
J. Christopher Donahue
Executive Vice President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President,
Treasurer, and Secretary
Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[GRAPHIC]
Federated Investors
Federated Investors Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101
G01091-01 (10/98)

[GRAPHIC]


APPENDIX

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

A. The graphic representation here displayed entitled "Initial Investment of $12,000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F shares of Federated Municipal Opportunities Fund, Inc. (the "Fund"). The darker-shaded portion reflects the Principal Value of a $12,000/1,188 Shares investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $12,000 in the Fund on 4/10/87, would have a reinvested total worth of $22,620/2,442 Shares on 8/31/98. The "x" axis reflects computation periods from 4/10/87 to 8/31/98. The right margin of the chart reflects the ending values of a hypothetical investment of $12,000 in the Fund measured in increments of $5,000 ranging from $0 to $30,000.

B. The graphic representation here displayed, entitled "Yearly Investments of $1,000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund"). The darker-shaded portion reflects the Principal Value of a $1,000/99 Shares investment in the Fund (totaling $12,000 by 8/31/98). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1,000 annual investments in the Class F Shares of Federated Municipal Opportunities Fund, Inc. beginning on 4/10/87 would have a reinvested total value of $18,228/1,672 Shares on 8/31/98. The "x" axis reflects computation periods from 4/10/87 to 8/31/98. The right margin of the chart reflects the ending values of a hypothetical annual investment of $1,000 in the Fund measured in increments of $3,500 ranging from $0 to $21,000.

C. The graphic representation here displayed, entitled "Income Over Time," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class F Shares of Federated Municipal Opportunities Fund, Inc. (the "Fund") the darker-shaded portion represents the Principal Value of Continuing Investments (totaling $111,920 by 8/31/98). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5,000/495 Shares investment in the Fund on 4/10/87 and additional investments of $500 on the first of every month following would have grown to a reinvested total value of $111,920/10,268 Shares on 8/31/98. The "x" axis reflects computation periods from 4/10/87 to 8/31/98. The right margin of the chart reflects the ending values of a hypothetical original investment and subsequent annual investments in the Fund measured in increments of $25,000 ranging from $0 to $125,000.


D. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a dotted line and the Lehman Brothers Municipal Bond Index (LBMBI) is represented by a broken line. The line graph is a visual representation of a comparison
of a change in value of a hypothetical $10,000 investment in the Fund, the LBRBI and the LBMBI. The "x" axis reflects computation periods from 8/5/96 to 8/31/98. The "y" axis reflects the cost of investment in $1,000 increments ranging from $9,000 to $12,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI and the LBMBI; the ending values are $11,247 $11,947, and $11,868, respectively. Below the legend is the Average Annual Total Returns for the one-year and Start of Performance (8/5/96) for the period ended August 31,1998; the Average Annual Total Returns are 4.04% and 5.81 %, respectively.

E. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a dotted line and the Lehman Brothers Municipal Bond Index (LBMBI) is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBRBI and the LBMBI. The "x" axis reflects computation periods from 8/5/96 to 8/31/98. The "y" axis reflects the cost of investment in $500 increments ranging from $9,500 to $12,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI and the LBMBI; the ending values are $11,190, $11,947, and $11,868, respectively. Below the legend is the Average Annual Total Returns for the one-year and Start of Performance (8/5/96) for the period ended August 31,1998; the Average Annual Total Returns are 2.30% and 5.35%, respectively.

F. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a dotted line and the Lehman Brothers Municipal Bond Index (LBMBI) is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBRBI, and the LBMBI. The "x" axis reflects computation periods from 8/5/96 to 8/31/98. The "y" axis reflects the cost of investment in $1,000 increments ranging from $9,000 to $12,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI and the LBMBI; the ending values are $11,594, $11,947, and $11,868, respectively. Below the legend is the Average Annual Total Returns for the one-year and Start of Performance (8/5/96) for the period ended August 31,1998; the Average Annual Total Returns are 7.03% and 7.36 %, respectively.

G. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") is represented by a solid black line. The Lehman Brothers Revenue Bond Index (LBRBI) is represented by a dotted line and the Lehman Brothers Municipal Bond Index (LBMBI) is represened by a broken line. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the LBRBI, and the LBMBI. The "x" axis reflects computation periods from 8/31/87 to 8/31/98. The "y" axis reflects the cost of investment in $3,000 increments ranging from $9,000 to $24,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBRBI and the LBMBI; the ending values are $20,795, $23,406, and $22,426, respectively. Below the legend is the Average Annual Total Returns for the one-year, five-year, ten-year and Start of Performance (4/10/87) for the period ended August 31,1998; the Average Annual Total Returns are 6.73%, 5.14%, 7.59%, and 7.37%, respectively.